Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 65,650
Net appreciation in fair value of investments	2,712,312
Net investment income	2,777,962
Contributions:
Employer	398,392
Participant	768,652
Total contributions	1,167,044
Total additions	3,945,006
Deductions from net assets attributed to:
Administrative expenses	89,360
Benefit payments to participants	1,708,475
Total deductions	1,797,835
Net increase in net assets available for benefits	2,147,171
Net assets available for benefits at beginning of year	19,398,130
Net assets available for benefits at end of year	$ 21,545,301